Inventory (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Inventory [Line Items]
Inventory	$ 87	$ 95
Natural gas [Member]
Inventory [Line Items]
Inventory	14	17
LNG [Member]
Inventory [Line Items]
Inventory	18	26
Materials and other [Member]
Inventory [Line Items]
Inventory	$ 55	$ 52